Annual Total Returns (Vanguard Short-Term Government Bond Index Fund - Admiral Shares Participant) (Vanguard Short-Term Government Bond Index Fund, Vanguard Short-Term Government Bond Index Fund - Admiral Shares)
18 Months Ended
Feb. 28, 2013
Vanguard Short-Term Government Bond Index Fund | Vanguard Short-Term Government Bond Index Fund - Admiral Shares
Annual Total Return
2012	0.37%
2011	1.46%
2010	2.20%